Shareholders' equity (Details 2) - BRL (R$)		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Thousand of reais
Dividends and Interest on Capital
Real		R$ 6,300,000		R$ 5,250,000		R$ 6,200,000
Intercalary Dividends | Thousand of reais
Dividends and Interest on Capital
Real		R$ 2,500,000	[1],[2]	R$ 700,000	[3],[4]	R$ 150,000	[5],[6]
Intercalary Dividends | Common
Dividends and Interest on Capital
Shares		R$ 318.2994	[1],[2]	R$ 88.8309	[3],[4]	R$ 18.9474	[5],[6]
Intercalary Dividends | Preferred
Dividends and Interest on Capital
Shares		350.1293	[1],[2]	97.7140	[3],[4]	20.8421	[5],[6]
Intercalary Dividends | Shares / Units
Dividends and Interest on Capital
Shares		R$ 668.4287	[1],[2]	R$ 186.5448	[3],[4]	R$ 39.7895	[5],[6]
Intermediary Dividends | Thousand of reais
Dividends and Interest on Capital
Real	[7],[8]					R$ 3,050,000
Intermediary Dividends | Common
Dividends and Interest on Capital
Shares	[7],[8]					R$ 385.8116
Intermediary Dividends | Preferred
Dividends and Interest on Capital
Shares	[7],[8]					424.3927
Intermediary Dividends | Shares / Units
Dividends and Interest on Capital
Shares	[7],[8]					R$ 810.2043
Intercalary Dividends | Thousand of reais
Dividends and Interest on Capital
Real	[5],[9]					R$ 1,600,000
Intercalary Dividends | Common
Dividends and Interest on Capital
Shares	[5],[9]					R$ 202.7412
Intercalary Dividends | Preferred
Dividends and Interest on Capital
Shares	[5],[9]					223.0153
Intercalary Dividends | Shares / Units
Dividends and Interest on Capital
Shares	[5],[9]					R$ 425.7564
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 500,000	[2],[10]	R$ 500,000	[11],[12]	R$ 1,400,000	[7],[9]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 63.3780	[2],[10]	R$ 63.4290	[11],[12]	R$ 177.3985	[7],[9]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		69.7158	[2],[10]	69.7719	[11],[12]	195.1384	[7],[9]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 133.0938	[2],[10]	R$ 133.2009	[11],[12]	R$ 372.5369	[7],[9]
Intermediate Dividends | Thousand of reais
Dividends and Interest on Capital
Real	[3],[4]			R$ 700,000
Intermediate Dividends | Common
Dividends and Interest on Capital
Shares	[3],[4]			R$ 88.8309
Intermediate Dividends | Preferred
Dividends and Interest on Capital
Shares	[3],[4]			97.7140
Intermediate Dividends | Shares / Units
Dividends and Interest on Capital
Shares	[3],[4]			R$ 186.5448
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 500,000	[2],[13]	R$ 3,350,000	[4],[14]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 63.5280	[2],[13]	R$ 425.1192	[4],[14]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		69.8808	[2],[13]	467.6311	[4],[14]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 133.4088	[2],[13]	R$ 892.7503	[4],[14]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real	[2],[15]	R$ 500,000
Interest on Capital | Common
Dividends and Interest on Capital
Shares	[2],[15]	R$ 63.5917
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares	[2],[15]	69.9509
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares	[2],[15]	R$ 133.5427
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real	[2],[16]	R$ 2,300,000
Interest on Capital | Common
Dividends and Interest on Capital
Shares	[2],[16]	R$ 292.8354
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares	[2],[16]	322.1190
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares	[2],[16]	R$ 614.9544

[1]	Established by the Board of Directors in December 2017, and will be paid from February 26, 2018 without any compensation as monetary correction.
[2]	The amount of interest on shareholders' equity and interim dividends will be fully charged to the mandatory dividends for the year 2017.
[3]	Established by the Board of Directors in December 2016.
[4]	The amount of intermediate, intercalary dividends and interest on capital will be fully attributed to supplementary and mandatory dividends for the year 2016 and will be paid from February 23, 2017, without any compensation to the restatement.
[5]	Established by the Board of Directors in December 2015.
[6]	Established by the Board of Directors in March 2015.
[7]	Established by the Board of Directors in December 2015, Common Shares - R$150.7887, preferred - R$165.8676 and Units - R$316.6563 net of taxes.
[8]	Established by the Board of Directors in September 2015.
[9]	The amount of the interim dividends and interest on capital were fully input into the mandatory dividends for the year 2015 and were paid from February 25, 2016, without any compensation as monetary update.
[10]	Established by the Board of Directors in April 2017, Common Shares - R$53.8713, preferred - R$59.2584 and Units - R$113.1297 net of taxes, and was paid from May 26, 2017 without any compensation as monetary correction.
[11]	Established by the Board of Directors in June 2016, Common Shares - R$53.9146, preferred - R$59.3061 and Units - R$113.2207 net of taxes.
[12]	The amount of the interest on capital were fully input into the mandatory dividends for the year 2016 and were be paid from August 26, 2016 without any compensation as monetary correction.
[13]	Established by the Board of Directors in July 2017, Common Shares - R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, and was paid from August 25, 2017 without any compensation as monetary correction.
[14]	Established by the Board of Directors in December 2016, Common Shares- R$361.3513, preferred - R$397.4864 and Units - R$758.8377 net of taxes.
[15]	Established by the Board of Directors in July 2017, Common Shares - R$54.0530, preferred - R$59.4583 and Units - R$113.5113 net of taxes, and was paid from October 26, 2017 without any compensation as monetary correction.
[16]	Established by the Board of Directors in December 2017, Common Shares - R$248.9101, preferred - R$273.8011 and Units - R$522.7112 net of taxes, will be paid from February 26, 2018 without any compensation as monetary correction.